Share-based Payment Expense (Tables)	12 Months Ended
Dec. 31, 2017
Statement [LineItems]
Summary of Share-based Payment Expense, Continuing Operations

	2017 €m	2016 €m	2015 €m
Performance Share Plans and Restricted Share Plan expense	57	38	25
Share option expense	3	6	1
Total share-based payment expense	60	44	26

Summary of Movement and Options Outstanding Under Share Option Schemes

Details of movement and options outstanding under Share Option Schemes (excluding Savings-related Share Option Schemes)

	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options
		2017		2016		2015
Outstanding at beginning of year	€21.51	2,997,495	€21.14	8,620,690	€19.58	15,481,191
Exercised (i)	€24.85	(1,462,863)	€22.04	(2,102,332)	€19.35	(2,544,141)
Lapsed	€24.14	(92,853)	€20.27	(3,520,863)	€16.64	(4,316,360)
Outstanding at end of year (ii)	€17.96	1,441,779	€21.51	2,997,495	€21.14	8,620,690
Exercisable at end of year	€17.96	1,441,779	€21.51	2,997,495	€24.18	5,335,290

(i)	The weighted average share price at the date of exercise of these options was €32.24 (2016: €29.70; 2015: €25.51).

(ii)	All options granted have a life of ten years.

Summary of Weighted Average Remaining Contractual Life for Share Options Outstanding
Weighted average remaining contractual life for the share options outstanding at 31 December (years)	2.53	2.46	3.86

euro-denominated options outstanding at end of year (number)	1,436,115	2,991,831	8,604,776
Range of exercise prices (€)	16.19-21.52	16.19-29.86	16.19-29.86

Pound Sterling-denominated options outstanding at end of year (number)	5,664	5,664	15,914
Range of exercise prices (Stg£)	15.30-17.19	15.30-17.19	13.64-18.02

2014 Performance Share Plan [Member]
Statement [LineItems]
Summary of Awards Granted Under Performance Share Plan

Details of awards granted under the 2014 Performance Share Plan

			Number of shares
	Share price at date of award	Period to earliest release date	Initial award*	Net outstanding at 31 December 2017
Granted in 2017	€33.21	3 years	3,342,900	3,156,995
Granted in 2016	€24.87	3 years	3,879,901	3,437,098
Granted in 2015	€24.84	3 years	2,989,371	2,644,593

*	Numbers represent the initial awards including those granted to employees of Allied Building Products. The Remuneration Committee has determined that dividend equivalents will accrue on awards under the 2014 Performance Share Plan. Subject to satisfaction of the applicable performance criteria, such dividend equivalents will be released to participants in the form of additional shares on vesting.

2014 Performance Share Plan [Member]
Statement [LineItems]
Summary of Assumptions of Fair Value Options

The fair values assigned to the portion of awards which are subject to TSR performance against peers and the index were €17.43 and €14.99 respectively (2016: €11.94 and €10.52 respectively; 2015: €13.99 subject to TSR performance against peers only). The fair value of these awards was calculated using a TSR pricing model taking account of peer group TSR, volatilities and correlations together with the following assumptions:

	2017	2016	2015
Risk-free interest rate (%)	(0.40)	(0.53)	0.25
Expected volatility (%)	30.1	21.7	21.4

2010 Savings Related Share Option Schemes [member]
Statement [LineItems]
Summary of Assumptions of Fair Value Options

The fair value of these options were determined using the following assumptions:

	2017		2016		2015
	3-year	5-year	3-year	5-year	3-year	5-year
Weighted average exercise price (€)	27.86	27.86	20.83	20.83	21.12	21.12
Risk-free interest rate (%)	(0.72)	(0.45)	(0.48)	(0.33)	(0.22)	(0.09)
Expected dividend payments over the expected life (€)	2.07	3.55	1.95	3.32	1.91	3.25
Expected volatility (%)	20.9	20.6	21.8	22.9	21.6	27.8
Expected life in years	3	5	3	5	3	5

Summary of Movement and Options Outstanding Under Share Option Schemes

Details of options granted under the Savings-related Share Option Schemes

	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options
		2017		2016		2015
Outstanding at beginning of year	€18.63/Stg£15.92	1,402,174	€16.96/Stg£14.27	593,177	€14.84/Stg£12.80	894,548
Exercised (i)	€15.73/Stg£14.27	(126,472)	€13.66/Stg£11.95	(121,242)	€13.42/Stg£12.07	(331,925)
Lapsed	€21.42/Stg£18.22	(123,455)	€17.55/Stg£15.68	(81,628)	€13.52/Stg£13.63	(187,892)
Granted (ii)	€27.86/Stg£24.51	404,052	€20.83/Stg£16.16	1,011,867	€21.12/Stg£15.54	218,446
Outstanding at end of year	€21.50/Stg£18.05	1,556,299	€18.63/Stg£15.92	1,402,174	€16.96/Stg£14.27	593,177
Exercisable at end of year	€15.89/n/a	15,890	€13.45/Stg£12.22	23,897	€13.72/n/a	15,165

(i)	The weighted average share price at the date of exercise of these options was €31.14 (2016: €27.90; 2015: €25.77).

(ii)	Pursuant to the 2010 Savings-related Share Option Schemes operated by the Group, employees were granted options over 404,052 of CRH plc’s Ordinary Shares in March 2017 (2016: 1,011,867 share options in March 2016; 2015: 218,446 share options in March 2015). This figure comprises options over 304,492 (2016: 692,334; 2015: 152,312) shares and 99,560 (2016: 319,533; 2015: 66,134) shares which are normally exercisable within a period of six months after the third or the fifth anniversary of the contract, whichever is applicable, and are not subject to specified EPS growth targets being achieved. The exercise price at which the options are granted under the scheme represents a discount of 15% to the market price on the date of invitation of each savings contract.

Summary of Weighted Average Remaining Contractual Life for Share Options Outstanding

	2017	2016	2015
Weighted average remaining contractual life for the share options outstanding at 31 December (years)	1.90	2.41	1.96

euro-denominated options outstanding at end of year (number)	304,963	320,362	321,059
Range of exercise prices (€)	13.64-27.86	12.82-21.12	12.82-21.12

Pound Sterling-denominated options outstanding at end of year (number)	1,251,336	1,081,812	272,118
Range of exercise prices (Stg£)	12.22-24.51	11.55-16.16	11.19-15.54

2010 Savings Related Share Option Schemes [member] | Trinomial valuation methodology [member]
Statement [LineItems]
Summary of Weighted Fair Values Assigned to Options Issued Under the Savings-Related Share Option Schemes

The weighted fair values assigned to options issued under the Savings-related Share Option Schemes, which were computed in accordance with the trinomial valuation methodology, were as follows:

	3-year	5-year
Granted in 2017	€5.97	€6.49
Granted in 2016	€5.01	€5.57
Granted in 2015	€4.59	€6.08